Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial assets at fair value through other comprehensive income [member]	Accumulated other comprehensive income [member] Equity securities at fair value through other comprehensive income [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period at Oct. 31, 2024		$ 204	$ 70,826		$ (2,924)	$ (22)	$ 12,893	$ (208)	$ 35		$ 25,373	$ (17)			$ 10,888	$ (18)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		0									25
Shares issued as a result of dividend reinvestment plan											130
Issue of shares and other equity instruments															750	1,087
Purchase of shares for cancellation and other											0
Purchase of shares												(3,504)				(1,120)
Purchase of shares and other equity instruments															(500)	(1,120)
Sale of shares												3,483				1,087
Net premium (discount) on sale of treasury instruments		(12)
Other		(3)
Net income attributable to equity instrument holders			2,793
Preferred dividends and distributions on other equity instruments										$ (1,836)				$ (86)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			0
Share and other equity instrument issue expenses			(2)
Remeasurement gain/(loss) on employee benefit plans	$ 18		18
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			5
Other comprehensive income (loss)	109							110
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									16
Reclassification of loss/(gain) to retained earnings									(5)
Other comprehensive income (loss)	(7)					(7)
Other comprehensive income (loss)	2,636						2,636
Other comprehensive income (loss)	205				205
Share of accumulated other comprehensive income (loss) from investment in Schwab	(338)			$ (2,208)
Balance at end of period at Jan. 31, 2025	119,004	189	71,718	10,520	(2,719)	(29)	15,529	(99)	46		25,528	(38)	$ 11,138		11,138	(51)
Balance at beginning of period at Oct. 31, 2025	127,827	285	78,320		(769)	(28)	13,242	283	146		24,727	0			11,625	(4)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		13									108
Shares issued as a result of dividend reinvestment plan											0
Issue of shares and other equity instruments															0	155
Purchase of shares for cancellation and other											(284)
Purchase of shares												(3,314)				(162)
Purchase of shares and other equity instruments															0	(162)
Sale of shares												3,309				155
Net premium (discount) on sale of treasury instruments		6
Other		11
Net income attributable to equity instrument holders			4,043
Preferred dividends and distributions on other equity instruments										$ (1,811)				$ (101)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(2,162)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	(50)		(50)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			14
Other comprehensive income (loss)	244							243
Allowance for credit losses	1							1
Other comprehensive income (loss)									35
Reclassification of loss/(gain) to retained earnings									(14)
Other comprehensive income (loss)	(13)					(13)
Other comprehensive income (loss)	(1,812)						(1,812)
Other comprehensive income (loss)	(446)				(446)
Share of accumulated other comprehensive income (loss) from investment in Schwab	0			0
Balance at end of period at Jan. 31, 2026	$ 125,596	$ 315	$ 78,253	$ 10,868	$ (1,215)	$ (41)	$ 11,430	$ 527	$ 167		$ 24,551	$ (5)	$ 11,625		$ 11,625	$ (11)